Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 06, 2022	Jan. 02, 2020	Sep. 20, 2022	Apr. 30, 2022	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,160								$ 30,800	$ 30,800
Company loan, description												The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to Closing of the Business Combination.
Related party payable								$ 500	$ 327		$ 327	$ 500	$ 410
Agreement term period				12 months
Cash fee				$ 1,425
Shares issued (in Shares)									800,000		800,000
Expenses								$ 2,081				$ 3,568
Companu loan, description											The Company will loan the SPAC $387 per month in June, July, and August, as necessary, until the close of the Business Combination. A sum of $387 was drawn down on the note in June of 2022 and deposited into the SPAC’s trust account to cover the first month of the extension.
Cash fee			$ 540								$ 1,425
Converted shares (in Shares)											800,000
Consulting agreement											$ 1,486
Capital contributions		$ 1,250			$ 2,500	$ 2,500	$ 2,500						417
Initial capital contribution													10,000
Subscription receivable													20,000
Stockholders’ equity													$ 0	$ 3,750
Minneapolis, MN [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage													20.00%
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,160
Per share (in Dollars per share)	$ 0.035
Shares issued (in Shares)				1,500,000					1,500,000		1,500,000
Converted shares (in Shares)											800,000
Operating Agreement [Member]
Related Party Transactions (Details) [Line Items]
Capital contributions													$ 1,250